Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Purchased Performing Loans Acquired Through Kasson State Bank Acquisition - Kasson State Bank [Member] - Performing Financial Instruments [Member]
$ in Thousands
5 Months Ended
Dec. 31, 2015 USD ($)
Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Purchased Performing Loans Acquired Through Kasson State Bank Acquisition [Line Items]
Balance at August 14, 2015	$ 24,215
Balance at August 14, 2015	(793)
Balance at August 14, 2015	23,422
Change due to payments/refinances	(5,676)
Change due to payments/refinances	334
Change due to payments/refinances	(5,342)
Transferred to foreclosed assets	0
Transferred to foreclosed assets	0
Transferred to foreclosed assets	0
Change due to loan charge-off	0
Change due to loan charge-off	0
Change due to loan charge-off	0
Balance at December 31, 2015	18,539
Balance at December 31, 2015	(459)
Balance at December 31, 2015	$ 18,080